Financial debt - Breakdown between long term and short term debt (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Bank borrowings	€ 29,689	€ 9,984	€ 9,992
Derivatives instruments	9,876
Other loans and similar borrowings	316	6	62
Lease liabilities	4,510	130	2
Total longterm debt	44,390	10,119	10,055	€ 114
Less than 1 year
Disclosure of detailed information about borrowings [line items]
Bank borrowings	4,474	1,244	13
Other loans and similar borrowings	100		3
Lease liabilities	1,277	38	2
Total longterm debt	5,851	1,282	18
Between 1 and 3 years
Disclosure of detailed information about borrowings [line items]
Bank borrowings	4,999	7,484	9,979
Other loans and similar borrowings	0	6	59
Lease liabilities	3,233	92	0
Total longterm debt	8,232	7,582	€ 10,037
Between 3 and 5 years
Disclosure of detailed information about borrowings [line items]
Bank borrowings	17,768	1,256
Derivatives instruments	9,876
Other loans and similar borrowings	216
Total longterm debt	27,860	€ 1,256
More than 5 years
Disclosure of detailed information about borrowings [line items]
Bank borrowings	2,448
Total longterm debt	€ 2,448